Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 355,255	¥ 324,146
Other		105,303	97,372
Total		1,476,612	2,080,039
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	956,447	1,369,302
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[2],[3]	59,607	289,219
Total		¥ 60,575	¥ 292,614

[1]	Commercial paper and short-term notes issued by MHFG and its subsidiaries in the above table consist of commercial paper and short-term notes, of which the amounts were ¥777,602 million and ¥591,700 million, respectively, at March 31, 2016, and ¥765,147 million and ¥191,300 million, respectively, at March 31, 2017.
[2]	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
[3]	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which the amounts were ¥232,538 million and ¥56,681 million, respectively, at March 31, 2016, and ¥24,559 million and ¥35,048 million, respectively, at March 31, 2017.